Vest US Large Cap 10% Buffer Strategies VI Fund

(formerly, Cboe Vest US Large Cap 10% Buffer Strategies VI Fund)

Class I Shares

Class Y Shares

Vest US Large Cap 20% Buffer Strategies VI Fund

(formerly, Cboe Vest US Large Cap 20% Buffer Strategies VI Fund)

Class I Shares

Class Y Shares

(each a “Fund” collectively, the “Funds”)

each a series of

World Funds Trust

Supplement dated July 2, 2024

The Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) has authorized a Special Meeting of Shareholders to be held on August 15, 2024 (the “Special Meeting”). The Special Meeting is being called primarily for the purpose of electing trustees to the Trust. Because the Special Meeting involves a matter that affects the Trust as a whole, the proposal will be put forth for consideration by shareholders of each series of the Trust, including your Fund(s).

The Board has fixed the close of business on July 1, 2024, as the record date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting or any postponement or adjournment thereof. Shareholders of record as of July 1, 2024, will receive a proxy statement in the coming weeks regarding the Special Meeting and the proposals to be considered. Shareholders will be encouraged to carefully review the proxy statement and to vote at the Special Meeting of shareholders.

The foregoing is not a solicitation of any proxy. For important information regarding the foregoing proposals, or to receive a free copy of the proxy statement relating to such proposals, once it is available, please call the proxy solicitor or visit its website. The telephone number and website for the proxy solicitor may be obtained, when available, by visiting vote.proxyonline.com/worldfundstrust/docs/2024special.pdf. The proxy statement relating to the proposals will also be available free of charge on the U.S. Securities and Exchange Commission’s web site (http://www.sec.gov). Please read the proxy statement carefully when considering any proposal.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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This supplement, the Funds’ Prospectus, and Statement of Additional Information provide the information a prospective investor should know about the Funds and should be retained for future reference. You may obtain the Prospectus or Statement of Additional Information without charge by emailing the Funds at mail@ccofva.com.